Taxation - Reconciliation of weighted average statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Result before taxation	€ 17,358	€ 8,385	€ 3,399
Weighted average statutory tax rate	27.50%	24.70%	25.20%
Weighted average statutory tax amount	€ 4,770	€ 2,074	€ 856
Participation exemption	(64)	(68)	(46)
Other income not subject to tax	(40)	(32)	(6)
Expenses not deductible for tax purposes	403	201	320
Current tax from previously unrecognised amounts	10	51	17
State and local taxes	68	64	44
Adjustments to prior periods	(29)	(12)	(85)
Impact on deferred tax from change in tax rates	5	9	(47)
Deferred tax benefit from previously unrecognised amounts	(3)	(18)	(6)
Write-off/reversal of deferred tax assets	10	37	24
Taxation	€ 5,130	€ 2,306	€ 1,070
Effective tax rate	29.60%	27.50%	31.50%